Financial risks (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest rate risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	1.00%
Effect of variance on net financial expenses	$ 1.9	$ 1.5
Foreign exchange risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	5.00%
Effect of variance on net earnings	$ 7.0	1.4
Other price risk [Member]
Disclosure of Financial Risks [Line Items]
Sensitivity analysis, variance, percentage	10.00%
Effect of variance on other comprehensive income	$ 1.6	1.6
Credit risk [Member]
Disclosure of Financial Risks [Line Items]
Expected credit loss	$ 43.8	$ 13.9